T. ROWE PRICE Spectrum Moderate Allocation Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.0%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  345,000 349
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  255,000 256
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 600,463 611
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.445%, 10/25/31 (1) 470,000 470
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.06%, 1.226%, 4/15/34 (1) 495,000 495
Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.214%, 7/20/28 (1) 323,245 323
Benefit Street Partners
Series 2015-VIBR, Class A, CLO, FRN
3M USD LIBOR + 1.19%, 1.315%, 7/20/34 (1) 575,000 575
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.626%, 4/15/29 (1) 250,000 248
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 1.313%, 7/15/34 (1) 325,000 325
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 0.676%, 5/15/28  320,000 318
Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.132%, 7/28/28 (1) 235,474 236
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  395,000 407
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 809
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 2.026%, 2/12/30 (1) 250,000 250
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.288%, 7/15/36 (1) 400,000 399

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 214,500 231
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 198,000 209
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.234%, 7/17/34 (1) 390,000 389
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  175,000 176
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  200,000 202
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 185,000 187
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.284%, 10/20/28 (1) 289,163 289
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 452,213 483
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 200,000 203
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 28,918 30
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 441,663 452
KKR
Series 29A, Class B, CLO, FRN
3M USD LIBOR + 1.50%, 1.626%, 1/15/32 (1) 515,000 514
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.456%, 10/15/32 (1) 740,000 742
Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.205%, 11/15/28 (1) 400,000 400
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1.675%, 1/25/32 (1) 255,000 255
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 72,840 74

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 421,880 431
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 284,034 288
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 358
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 129,474 131
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 198,825 200
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class C, FRN
1M USD LIBOR + 2.15%, 2.234%, 7/25/25 (1) 205,000 207
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.824%, 3/26/68 (1) 193,628 193
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.124%, 1/20/32 (1) 915,000 915
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.434%, 10/20/32 (1) 455,000 455
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.241%, 7/17/35 (1) 290,000 290
Neuberger Berman XVI
Series 2017-16SA, Class AR, CLO, FRN
3M USD LIBOR + 1.04%, 1.166%, 4/15/34 (1) 480,000 479
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.784%, 7/20/29 (1) 370,000 370
OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 1.884%, 7/20/31 (1) 400,000 401
OCP
Series 2020-19A, Class AR, CLO, FRN
3M USD LIBOR + 1.15%, 10/20/34 (1)(2) 645,000 645
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.305%, 1/24/33 (1) 660,000 662
OHA Credit Funding 3
Series 2019-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.14%, 1.288%, 7/2/35 (1) 800,000 799

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OHA Credit Partners XVI
Series 2021-16A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 10/18/34 (1)(2) 340,000 340
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.144%, 7/17/29 (1) 458,178 458
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.304%, 10/17/29 (1) 391,915 392
Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.826%, 7/15/31 (1) 390,000 390
Palmer Square
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.256%, 7/15/34 (1) 450,000 450
Peace Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 10/20/34 (1)(2) 440,000 440
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 10/15/32 (1) 445,000 445
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  345,000 346
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 580,000 595
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 450,000 450
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 480,000 480
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 104,805 108
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 164,493 169
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 189,139 190
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 56,615 57
SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.046%, 8/16/32 (1) 455,000 464

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 73,519 75
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 370,876 380
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 504,504 531
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 403,395 400
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 375,000 382
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.006%, 4/15/28 (1) 699,239 698
Symphony XX
Series 2018-20A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 1.776%, 1/16/32 (1) 670,000 670
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%, 1/15/34 (1) 930,000 932
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.214%, 4/20/33 (1) 270,000 270
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.194%, 10/20/29 (1) 490,000 490
Total Asset-Backed Securities (Cost $28,145) 28,333
BOND MUTUAL FUNDS 17.3%
T. Rowe Price Dynamic Global Bond Fund - I Class, 3.64% (3)(4) 9,562,832 93,907
T. Rowe Price Inflation Protected Bond Fund - I Class, 7.21% (3)(4) 540 7
T. Rowe Price Institutional Emerging Markets Bond Fund,
3.94% (3)(4) 9,617,817 81,174
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
3.43% (3)(4) 5,391,189 52,564
T. Rowe Price Institutional High Yield Fund - Institutional Class,
3.82% (3)(4) 9,145,007 81,391
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.00% (3)(4) 12,490,003 127,398
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 6.59% (3)(4) 4,009,898 22,014

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
1.69% (3)(4) 4,513,263 53,302
Total Bond Mutual Funds (Cost $504,623) 511,757
COMMON STOCKS 52.3%
COMMUNICATION SERVICES 7.3%
Diversified Telecommunication Services 0.3%
KT (KRW)  38,415 1,086
Nippon Telegraph & Telephone (JPY)  220,500 5,875
Telecom Italia (EUR)  1,675,143 809
7,770
Entertainment 1.1%
Cinemark Holdings (5) 14,900 266
Netflix (5) 14,982 8,527
Roku (5) 1,914 674
Sea, ADR (5) 32,374 10,953
Spotify Technology (5) 6,448 1,511
Walt Disney (5) 51,504 9,338
Zynga, Class A (5) 57,071 505
31,774
Interactive Media & Services 5.2%
Alphabet, Class A (5) 2,834 8,202
Alphabet, Class C (5)(6) 28,750 83,641
Facebook, Class A (5)(6) 102,066 38,722
Genius Sports (5) 5,100 105
Match Group (5) 9,338 1,283
NAVER (KRW)  6,003 2,273
Pinterest, Class A (5) 63,039 3,503
Snap, Class A (5) 129,959 9,891
Tencent Holdings (HKD)  91,510 5,652
Vimeo (5) 6,045 230
Z Holdings (JPY)  241,800 1,572
155,074
Media 0.3%
Advantage Solutions (5) 12,345 108
Advantage Solutions, Warrants, 12/31/26 (5) 3,886 7
Cable One  649 1,363
Comcast, Class A  18,610 1,129
CyberAgent (JPY)  148,500 2,718
National CineMedia  13,374 34
Stroeer (EUR)  13,640 1,123

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WPP (GBP)  183,093 2,483
8,965
Wireless Telecommunication Services 0.4%
SoftBank Group (JPY)  22,700 1,279
T-Mobile U.S. (5) 57,866 7,929
Vodafone Group, ADR  125,146 2,136
11,344
Total Communication Services 214,927
CONSUMER DISCRETIONARY 6.5%
Auto Components 0.3%
Autoliv, SDR (SEK) (7) 14,857 1,324
Denso (JPY)  23,400 1,638
Gentherm (5) 7,526 646
Magna International  41,328 3,261
Stanley Electric (JPY)  44,000 1,098
Stoneridge (5) 9,426 220
Sumitomo Rubber Industries (JPY)  53,100 636
8,823
Automobiles 0.3%
Honda Motor (JPY)  29,700 899
Suzuki Motor (JPY)  37,300 1,612
Toyota Motor (JPY)  59,300 5,164
7,675
Diversified Consumer Services 0.1%
Alclear Holdings, Acquisition Date: 3/6/18 - 12/13/18,
Cost $225 (5)(8) 30,135 1,331
Bright Horizons Family Solutions (5) 5,283 770
Duolingo (5) 479 62
Rover Group, Acquisition Date: 5/11/18 - 5/25/18, Cost $76 (5)(8) 10,622 117
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(8) 10,622 5
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(8) 10,622 5
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(8) 10,622 1
2,291
Hotels, Restaurants & Leisure 1.5%
Bally's (5) 2,387 120
BJ's Restaurants (5) 14,301 611
Booking Holdings (5) 1,661 3,820
Chipotle Mexican Grill (5) 2,010 3,826
Chuy's Holdings (5) 12,547 405
Compass Group (GBP) (5) 121,013 2,500
Denny's (5) 17,715 293
Drive Shack (5) 31,457 86

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fiesta Restaurant Group (5) 30,219 363
Hilton Worldwide Holdings (5) 42,010 5,245
Marriott International, Class A (5) 34,530 4,666
McDonald's  2,162 513
MGM Resorts International  57,029 2,431
Papa John's International  12,043 1,536
Red Robin Gourmet Burgers (5) 9,550 234
Ruth's Hospitality Group (5) 11,965 245
Starbucks  56,726 6,665
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (5)(8)(9)(10) 51,774 443
Vail Resorts (5) 2,887 880
Yum! Brands  61,131 8,010
42,892
Household Durables 0.3%
Cavco Industries (5) 1,384 354
Panasonic (JPY)  156,300 1,869
Persimmon (GBP)  52,100 2,108
Skyline Champion (5) 12,721 798
Sony Group (JPY)  28,100 2,905
8,034
Internet & Direct Marketing Retail 2.3%
1stDibs.com, Acquisition Date: 2/7/19, Cost $73 (5)(8) 4,856 75
Alibaba Group Holding, ADR (5) 17,329 2,894
Altimeter Growth (5) 16,605 187
Altimeter Growth Corp. SPAC / Grab Holdings PIPE (5)(11) 15,299 148
Amazon.com (5)(6) 14,723 51,100
ASOS (GBP) (5) 42,077 2,245
Big Sky Growth Partners (5) 15,110 149
Coupang (5) 38,991 1,168
Deliveroo Holdings, Acquisition Date: 9/12/17 - 5/16/19,
Cost $252 (GBP) (5)(8) 141,800 645
Delivery Hero (EUR) (5) 5,594 812
DoorDash, Class A (5) 19,977 3,824
Poshmark, Class A (5) 1,944 57
RealReal (5) 18,300 228
THG (GBP) (5) 83,714 707
ThredUp, Class A (5) 8,548 164
Xometry, Acquisition Date: 7/20/20 - 9/4/20, Cost $84 (5)(8) 8,213 567
Xometry, Class A (5) 1,363 99
Zalando (EUR) (5) 25,113 2,784
67,853
Multiline Retail 0.2%
Dollar General  14,125 3,149

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Next (GBP)  18,455 2,007
Ollie's Bargain Outlet Holdings (5) 14,122 1,022
6,178
Specialty Retail 0.9%
AutoZone (5) 756 1,171
Burlington Stores (5) 5,507 1,649
Carvana (5) 19,942 6,542
Five Below (5) 1,100 234
Home Depot  11,627 3,792
Kingfisher (GBP)  649,976 3,130
Monro  10,363 590
Petco Health & Wellness (5) 9,037 195
RH (5) 866 607
Ross Stores  31,079 3,680
TJX  75,141 5,464
27,054
Textiles, Apparel & Luxury Goods 0.6%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $75 (5)(8)(9) 6,830 79
Capri Holdings (5) 12,300 695
Dr. Martens (GBP) (5) 197,814 1,153
EssilorLuxottica (EUR)  11,930 2,344
Kering (EUR)  2,385 1,900
Lululemon Athletica (5) 9,529 3,813
Moncler (EUR)  35,432 2,269
NIKE, Class B  24,432 4,025
Samsonite International (HKD) (5) 349,200 732
Skechers USA, Class A (5) 11,600 585
Steven Madden  3,700 150
17,745
Total Consumer Discretionary 188,545
CONSUMER STAPLES 1.4%
Beverages 0.2%
Boston Beer, Class A (5) 2,206 1,258
Coca-Cola  914 52
Diageo (GBP)  62,556 3,007
Kirin Holdings (JPY)  63,500 1,150
5,467
Food & Staples Retailing 0.2%
Seven & i Holdings (JPY) (7) 66,500 2,902
Walmart  15,064 2,231
Welcia Holdings (JPY) (7) 28,500 1,005
6,138

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products 0.6%
Barry Callebaut (CHF)  620 1,579
Cal-Maine Foods  12,495 452
Nestle (CHF)  88,480 11,174
Nomad Foods (5) 17,010 449
Post Holdings (5) 7,225 809
Post Holdings Partnering (5) 9,926 101
Sanderson Farms  2,290 450
TreeHouse Foods (5) 15,022 563
Utz Brands  25,587 497
Wilmar International (SGD)  633,400 1,945
18,019
Personal Products 0.4%
BellRing Brands, Class A (5) 7,115 240
L'Oreal (EUR)  8,736 4,098
Pola Orbis Holdings (JPY) (7) 20,100 439
Unilever (GBP)  121,615 6,772
11,549
Total Consumer Staples 41,173
ENERGY 0.4%
Energy Equipment & Services 0.1%
Cactus, Class A  7,100 266
Dril-Quip (5) 4,726 115
Halliburton  29,712 594
Liberty Oilfield Services, Class A (5) 38,747 396
NexTier Oilfield Solutions (5) 62,060 223
Worley (AUD)  198,593 1,509
3,103
Oil, Gas & Consumable Fuels 0.3%
Devon Energy  18,932 559
Diamondback Energy  11,786 909
Equinor (NOK)  141,864 3,007
Magnolia Oil & Gas, Class A  46,543 730
Royal Dutch Shell, Class B, ADR  33,388 1,314
TotalEnergies (EUR)  73,709 3,260
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $18 (5)(8)(9) 6 28
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $232 (5)(8)(9) 64 294
10,101
Total Energy 13,204

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 7.4%
Banks 2.4%
Atlantic Capital Bancshares (5) 9,806 238
Australia & New Zealand Banking Group (AUD)  85,039 1,721
Bank of America  231,556 9,667
BankUnited  24,582 1,033
BNP Paribas (EUR)  34,795 2,204
Citigroup  47,556 3,420
Close Brothers Group (GBP)  30,797 653
CrossFirst Bankshares (5) 16,302 215
DBS Group Holdings (SGD)  58,142 1,289
Dime Community Bancshares  11,912 393
DNB Bank (NOK)  183,046 3,863
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $41 (5)(8)(9) 4,058 49
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $20 (5)(8)(9) 1,993 24
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(8)(9) 605 2
East West Bancorp  11,466 841
Equity Bancshares, Class A (5) 8,834 283
Erste Group Bank (EUR)  40,041 1,599
FB Financial  13,474 555
First Bancshares  10,441 423
Five Star Bancorp  5,932 142
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (5)(8)(9) 6,708 30
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(8)(9) 1,212 —
Heritage Commerce  33,587 379
Heritage Financial  9,857 251
Home BancShares  25,274 560
ING Groep (EUR)  271,756 3,749
Intesa Sanpaolo (EUR)  474,261 1,342
JPMorgan Chase  6,001 960
Live Oak Bancshares  12,382 758
Lloyds Banking Group (GBP)  3,028,190 1,813
Mitsubishi UFJ Financial Group (JPY)  279,000 1,514
National Bank of Canada (CAD)  46,199 3,667
Origin Bancorp  11,946 492
Pacific Premier Bancorp  14,647 585
Pinnacle Financial Partners  13,971 1,354
Popular  5,755 437
Professional Holding, Class A (5) 6,150 118
Sandy Spring Bancorp  10,455 455

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seacoast Banking  17,425 557
Signature Bank  5,305 1,376
SouthState  7,346 504
Standard Chartered (GBP)  123,830 772
Sumitomo Mitsui Trust Holdings (JPY)  32,997 1,078
Svenska Handelsbanken, Class A (SEK)  191,561 2,152
United Overseas Bank (SGD)  123,900 2,346
Webster Financial  9,980 504
Wells Fargo  313,003 14,304
Western Alliance Bancorp  14,420 1,407
72,078
Capital Markets 2.2%
Apollo Global Management  19,648 1,175
Bridgepoint Group (GBP) (5) 169,664 1,180
Cboe Global Markets  9,119 1,150
Charles Schwab  190,872 13,905
Goldman Sachs Group  33,144 13,705
Julius Baer Group (CHF)  31,658 2,161
Macquarie Group (AUD)  15,261 1,852
Morgan Stanley  240,434 25,109
MSCI  936 594
S&P Global  7,039 3,124
StepStone Group, Class A  17,463 836
XP, Class A (5) 14,881 724
65,515
Consumer Finance 0.1%
Encore Capital Group (5) 10,849 534
PRA Group (5) 11,129 467
PROG Holdings  13,288 629
1,630
Diversified Financial Services 0.3%
Challenger (AUD)  149,692 703
Element Fleet Management (CAD)  209,523 2,310
Equitable Holdings  125,316 3,886
Mitsubishi HC Capital (JPY)  152,500 817
7,716
Insurance 2.3%
AIA Group (HKD)  100,200 1,196
American International Group  248,013 13,532
Assurant  6,570 1,118
Aviva (GBP)  281,536 1,565
AXA (EUR)  170,398 4,787
Axis Capital Holdings  15,177 777
Bright Health Group (5) 4,107 38

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bright Health Group, Acquisition Date: 9/16/20, Cost $174 (5)(8) 25,584 225
Chubb  36,597 6,731
Direct Line Insurance Group (GBP)  232,830 989
Hanover Insurance Group  5,136 726
Hartford Financial Services Group  63,066 4,239
Marsh & McLennan  15,873 2,495
MetLife  72,620 4,502
Munich Re (EUR)  17,221 5,026
PICC Property & Casualty, Class H (HKD)  1,548,000 1,400
Ping An Insurance Group, Class H (HKD)  116,500 902
Sampo, Class A (EUR)  67,333 3,479
Selective Insurance Group  14,038 1,173
Selectquote (5) 10,328 99
Storebrand (NOK)  244,528 2,171
Sun Life Financial (CAD) (7) 68,544 3,529
Tokio Marine Holdings (JPY)  52,200 2,554
Travelers  18,319 2,926
Zurich Insurance Group (CHF)  5,770 2,532
68,711
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (5) 4,229 57
Capitol Federal Financial  19,098 220
Essent Group  13,112 617
Housing Development Finance (INR)  45,678 1,742
Meridian Bancorp  13,175 274
PennyMac Financial Services  13,448 895
Sterling Bancorp (5) 17,977 96
3,901
Total Financials 219,551
HEALTH CARE 7.5%
Biotechnology 0.5%
AbbVie  21,982 2,655
Abcam, ADR (5) 6,909 146
ACADIA Pharmaceuticals (5) 3,692 65
Acceleron Pharma (5) 4,805 643
Agios Pharmaceuticals (5) 5,579 249
Allogene Therapeutics (5) 2,566 61
Apellis Pharmaceuticals (5) 3,748 247
Arcutis Biotherapeutics (5) 1,758 37
Argenx, ADR (5) 3,737 1,237
Ascendis Pharma, ADR (5) 5,563 872
Avidity Biosciences (5) 5,056 116
Blueprint Medicines (5) 5,844 545
Cerevel Therapeutics Holdings (5) 7,587 240

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CRISPR Therapeutics (5) 1,052 131
Exact Sciences (5) 545 57
Flame Biosciences, Acquisition Date: 9/28/20, Cost $32 (5)(8)(9) 4,842 32
G1 Therapeutics (5) 3,596 54
Generation Bio (5) 12,584 315
Global Blood Therapeutics (5) 10,488 301
Homology Medicines (5) 6,088 44
Icosavax (5) 3,808 144
IGM Biosciences (5) 2,763 197
Insmed (5) 24,636 691
Intellia Therapeutics (5) 3,046 489
Iovance Biotherapeutics (5) 1,958 47
Karuna Therapeutics (5) 1,002 119
Kodiak Sciences (5) 8,018 755
Kymera Therapeutics (5) 1,652 103
MeiraGTx Holdings (5) 3,303 41
Monte Rosa Therapeutics (5) 1,637 58
Morphic Holding (5) 507 32
Nurix Therapeutics (5) 2,327 75
Orchard Therapeutics, ADR (5) 8,591 24
Prothena (5) 11,483 771
PTC Therapeutics (5) 1,700 74
Radius Health (5) 27,787 385
RAPT Therapeutics (5) 6,143 201
Repare Therapeutics (5) 5,000 170
Replimune Group (5) 2,840 90
Scholar Rock Holding (5) 9,978 394
Seagen (5) 2,511 421
Tenaya Therapeutics (5) 1,520 31
TG Therapeutics (5) 1,083 29
Turning Point Therapeutics (5) 3,446 265
Ultragenyx Pharmaceutical (5) 8,787 846
Xencor (5) 9,210 312
Zentalis Pharmaceuticals (5) 3,137 214
15,025
Health Care Equipment & Supplies 2.3%
Abbott Laboratories  20,122 2,543
Alcon (CHF)  12,127 999
Align Technology (5) 1,082 767
AtriCure (5) 7,157 527
Avanos Medical (5) 11,867 392
Axonics (5) 2,352 176
Becton Dickinson & Company  13,044 3,283
CVRx (5) 3,465 66
Danaher  63,815 20,686

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DENTSPLY SIRONA  19,131 1,180
Elekta, Class B (SEK) (7) 115,745 1,451
ICU Medical (5) 2,397 478
Intuitive Surgical (5) 7,539 7,943
JAND, Class A, Acquisition Date: 3/9/18, Cost $90 (5)(8)(9) 5,722 186
Koninklijke Philips (EUR)  77,467 3,570
Medtronic  62,878 8,393
Mesa Laboratories  609 162
Nevro (5) 3,862 471
NuVasive (5) 4,741 295
Outset Medical (5) 3,177 157
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (5)(8)(9) 51,080 65
Penumbra (5) 1,523 419
Pulmonx (5) 1,045 42
Quidel (5) 6,443 831
Siemens Healthineers (EUR)  42,765 2,974
Stryker  18,968 5,256
Teleflex  9,457 3,740
Zimmer Biomet Holdings  4,603 692
67,744
Health Care Providers & Services 1.5%
Accolade (5) 4,543 215
Alignment Healthcare (5) 5,301 94
Alignment Healthcare, Acquisition Date: 2/28/20 - 3/31/21,
Cost $123 (5)(8) 15,246 256
Amedisys (5) 3,722 683
Anthem  16,497 6,189
Centene (5) 41,703 2,627
Cigna  4,405 932
dentalcorp Holdings (CAD) (5)(7) 16,419 207
Fresenius (EUR)  54,723 2,845
Hanger (5) 23,464 560
HCA Healthcare  41,016 10,376
Humana  3,494 1,417
Innovage Holding (5) 2,281 34
ModivCare (5) 3,637 717
Molina Healthcare (5) 6,488 1,744
Oak Street Health (5) 1,431 67
Option Care Health (5) 16,987 454
Pennant Group (5) 6,460 198
Privia Health Group (5) 3,702 110
U.S. Physical Therapy  4,419 519
UnitedHealth Group  32,776 13,644
43,888

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology 0.1%
Certara (5) 3,209 108
Doximity, Class A (5) 2,303 212
Sophia Genetics (5) 5,908 117
Veeva Systems, Class A (5) 5,198 1,725
2,162
Life Sciences Tools & Services 0.9%
Adaptive Biotechnologies (5) 4,134 150
Agilent Technologies  41,890 7,350
Bruker  15,784 1,394
Evotec (EUR) (5) 28,984 1,442
Olink Holding, ADR (5) 7,760 248
PerkinElmer  9,718 1,796
Quanterix (5) 2,062 105
Rapid Micro Biosystems, Class A (5) 6,149 116
Seer (5) 5,515 221
Thermo Fisher Scientific  24,101 13,375
26,197
Pharmaceuticals 2.2%
Arvinas (5) 1,044 90
Astellas Pharma (JPY)  271,800 4,580
AstraZeneca, ADR  168,265 9,806
Atea Pharmaceuticals (5) 1,818 54
Bausch Health (5) 32,905 959
Bayer (EUR)  50,184 2,792
Catalent (5) 11,365 1,482
Elanco Animal Health (5) 113,484 3,788
Eli Lilly  48,442 12,512
GlaxoSmithKline, ADR  58,077 2,366
Ipsen (EUR)  11,416 1,142
Novartis (CHF)  57,717 5,338
Otsuka Holdings (JPY)  45,100 1,919
Pfizer  55,997 2,580
Reata Pharmaceuticals, Class A (5) 2,927 312
Roche Holding (CHF)  17,758 7,131
Sanofi (EUR)  52,569 5,448
Takeda Pharmaceutical, ADR  45,579 756
TherapeuticsMD (5) 35,989 29
Zoetis  12,973 2,654
65,738
Total Health Care 220,754

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 4.8%
Aerospace & Defense 0.1%
BWX Technologies  3,508 201
Meggitt (GBP) (5) 194,634 2,222
Parsons (5) 5,468 194
Safran (EUR)  12,859 1,613
4,230
Air Freight & Logistics 0.2%
FedEx  6,726 1,787
United Parcel Service, Class B  23,948 4,685
6,472
Airlines 0.0%
Sun Country Airlines Holdings (5) 4,964 161
161
Building Products 0.0%
CSW Industrials  1,916 254
Gibraltar Industries (5) 11,383 850
PGT Innovations (5) 15,678 333
1,437
Commercial Services & Supplies 0.3%
ADT  52,446 449
Brink's  6,541 511
Cintas  1,253 496
Copart (5) 7,906 1,141
Heritage-Crystal Clean (5) 10,495 310
MSA Safety  2,827 460
Rentokil Initial (GBP)  85,753 685
Republic Services  29,545 3,667
Tetra Tech  2,389 344
8,063
Electrical Equipment 0.6%
ABB (CHF)  96,537 3,571
AZZ  15,213 815
Hubbell  18,183 3,748
Legrand (EUR)  16,554 1,899
Mitsubishi Electric (JPY)  239,400 3,273
Prysmian (EUR)  62,974 2,371
Schneider Electric (EUR)  9,720 1,737
Shoals Technologies Group, Class A (5) 13,319 434
Thermon Group Holdings (5) 7,400 123
17,971

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 1.4%
DCC (GBP)  20,026 1,702
General Electric  177,920 18,755
Honeywell International  22,419 5,199
Melrose Industries (GBP)  999,357 2,307
Roper Technologies  4,454 2,153
Siemens (EUR)  65,867 10,927
41,043
Machinery 0.7%
Caterpillar  20,770 4,380
Chart Industries (5) 2,510 473
Deere  1,900 718
Enerpac Tool Group  28,032 705
ESCO Technologies  8,261 744
Federal Signal  11,603 471
Fortive  34,854 2,575
Graco  9,432 740
Helios Technologies  7,432 607
Ingersoll Rand (5) 21,684 1,150
John Bean Technologies  7,489 1,093
KION Group (EUR)  27,701 2,964
Knorr-Bremse (EUR)  10,534 1,265
Marel (ISK)  25,567 197
Meritor (5) 20,689 491
Mueller Water Products, Class A  33,116 550
SMC (JPY)  1,500 960
SPX (5) 10,707 669
THK (JPY)  31,100 720
Toro  5,351 588
22,060
Marine 0.0%
Matson  8,905 705
705
Professional Services 0.6%
Booz Allen Hamilton Holding  7,369 604
Clarivate (5) 42,929 1,081
CoStar Group (5) 23,218 1,968
Equifax  2,176 593
Huron Consulting Group (5) 4,400 217
Jacobs Engineering Group  33,602 4,535
Legalzoom.com (5) 1,444 49
Recruit Holdings (JPY)  50,300 2,962
TechnoPro Holdings (JPY)  72,000 1,927
Teleperformance (EUR)  4,425 1,958

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TransUnion  6,454 784
Upwork (5) 26,888 1,202
17,880
Road & Rail 0.5%
Central Japan Railway (JPY)  10,600 1,552
CSX  91,984 2,992
Knight-Swift Transportation Holdings  9,921 515
Landstar System  2,487 418
Norfolk Southern  23,409 5,935
Saia (5) 2,382 572
Union Pacific  10,620 2,303
14,287
Trading Companies & Distributors 0.4%
Air Lease  7,523 299
Ashtead Group (GBP)  40,299 3,150
Bunzl (GBP)  34,579 1,253
Mitsubishi (JPY)  52,400 1,577
Rush Enterprises, Class A  9,314 411
SiteOne Landscape Supply (5) 7,956 1,592
Sumitomo (JPY)  116,200 1,637
United Rentals (5) 2,785 982
10,901
Total Industrials & Business Services 145,210
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 0.1%
Infinera (5) 6,200 52
Telefonaktiebolaget LM Ericsson, Class B (SEK)  290,718 3,444
3,496
Electronic Equipment, Instruments & Components 0.4%
CTS  18,092 634
Hamamatsu Photonics (JPY)  30,100 1,754
Largan Precision (TWD)  8,000 771
Littelfuse  2,669 762
Murata Manufacturing (JPY)  31,100 2,564
National Instruments  15,584 652
Novanta (5) 8,667 1,328
Omron (JPY)  16,100 1,517
PAR Technology (5) 11,684 794
TE Connectivity  5,546 833
Teledyne Technologies (5) 3,172 1,470
13,079

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 2.5%
Affirm Holdings (5) 20,944 2,018
Amadeus IT Group, A Shares (EUR) (5) 17,465 1,067
ANT International, Class C, Acquisition Date: 6/7/18, Cost $811 (5)
(8)(9) 144,589 1,019
Euronet Worldwide (5) 4,459 594
Fidelity National Information Services  9,888 1,263
Fiserv (5) 66,763 7,864
Flywire (5) 1,738 76
Global Payments  27,106 4,408
Kratos Defense & Security Solutions (5) 18,199 450
Mastercard, Class A  25,583 8,858
MongoDB (5) 6,086 2,385
NTT Data (JPY)  200,700 3,612
Payoneer Global (5) 39,600 407
PayPal Holdings (5) 38,426 11,092
Repay Holdings (5) 12,705 292
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $14 (5)(8)
(9) 311 37
Shopify, Class A (5) 2,311 3,524
Snowflake, Class A (5) 2,671 813
Square, Class A (5) 16,472 4,416
StoneCo, Class A (5) 3,643 169
Themis Solutions, Acquisition Date: 4/14/21, Cost $34 (5)(8)(9) 1,500 34
Twilio, Class A (5) 2,620 935
Visa, Class A  82,405 18,879
74,212
Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices (5) 39,402 4,362
Analog Devices  35,155 5,728
Applied Materials  66,163 8,941
ASML Holding (EUR)  8,049 6,713
ASML Holding  10,573 8,808
Broadcom  18,329 9,113
Entegris  13,691 1,645
KLA  6,722 2,285
Lattice Semiconductor (5) 31,579 1,962
Marvell Technology  29,422 1,800
Microchip Technology  10,345 1,628
Micron Technology (5) 3,664 270
Monolithic Power Systems  3,107 1,538
NVIDIA  35,973 8,052
NXP Semiconductors  31,005 6,670
QUALCOMM  25,022 3,670
Renesas Electronics (JPY) (5) 92,700 993

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semtech (5) 3,505 245
Taiwan Semiconductor Manufacturing (TWD)  370,759 8,133
Taiwan Semiconductor Manufacturing, ADR  13,251 1,577
Texas Instruments  20,516 3,917
Tokyo Electron (JPY)  5,600 2,399
90,449
Software 4.3%
Atlassian, Class A (5) 5,791 2,126
Bill.com Holdings (5) 6,521 1,789
Canva, Acquisition Date: 8/16/21, Cost $133 (5)(8)(9) 78 133
Ceridian HCM Holding (5) 10,060 1,130
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (5)(8)(9) 2,599 140
Coupa Software (5) 6,378 1,561
Crowdstrike Holdings, Class A (5) 2,188 615
Datadog, Class A (5) 7,080 976
Descartes Systems Group (5) 17,121 1,342
DocuSign (5) 9,644 2,857
DoubleVerify Holdings (5) 1,854 67
Duck Creek Technologies (5) 1,627 76
Five9 (5) 4,579 725
Fortinet (5) 9,402 2,963
Intuit  17,412 9,857
Manhattan Associates (5) 2,952 481
Microsoft (6) 224,874 67,885
nCino (5) 7,834 486
Paycom Software (5) 2,397 1,172
Paycor HCM (5) 4,503 166
salesforce.com (5) 26,188 6,947
SAP (EUR)  22,320 3,353
ServiceNow (5) 17,704 11,395
SS&C Technologies Holdings  15,604 1,181
Synopsys (5) 13,879 4,611
Toast, Acquisition Date: 9/14/18, Cost $— (5)(8)(9) 13 2
Workiva (5) 4,642 651
Zendesk (5) 1,596 197
Zoom Video Communications, Class A (5) 13,127 3,800
128,684
Technology Hardware, Storage & Peripherals 1.0%
Apple (6) 165,219 25,085
Samsung Electronics (KRW)  75,501 4,985
30,070
Total Information Technology 339,990

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 2.9%
Chemicals 1.3%
Air Liquide (EUR)  13,927 2,496
Akzo Nobel (EUR)  21,118 2,603
Asahi Kasei (JPY)  176,500 1,820
BASF (EUR)  28,671 2,218
Covestro (EUR)  23,332 1,512
Element Solutions  59,727 1,358
International Flavors & Fragrances  13,673 2,071
Johnson Matthey (GBP)  63,831 2,581
Linde  33,119 10,419
Minerals Technologies  7,558 594
PPG Industries  26,296 4,195
Quaker Chemical  2,768 717
Sherwin-Williams  14,915 4,529
Tosoh (JPY)  18,500 336
Umicore (EUR)  30,149 1,984
39,433
Construction Materials 0.0%
Martin Marietta Materials  2,840 1,083
1,083
Containers & Packaging 1.0%
Amcor, CDI (AUD)  106,935 1,364
Avery Dennison  8,168 1,841
International Paper  160,751 9,660
Packaging Corp. of America  35,724 5,419
Ranpak Holdings, Class A (5) 5,782 178
Westrock  191,259 9,953
28,415
Metals & Mining 0.5%
Antofagasta (GBP)  105,296 2,109
BHP Group (AUD)  32,317 1,069
BHP Group (GBP)  92,865 2,888
Constellium (5) 44,128 892
ERO Copper (CAD) (5) 32,395 614
Franco-Nevada (CAD)  2,616 382
Haynes International  7,959 312
IGO (AUD)  457,455 3,196
Northern Star Resources (AUD)  64,059 456
Rio Tinto (AUD)  11,021 897
South32 (AUD)  505,401 1,152
13,967

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  105,654 2,073
West Fraser Timber (CAD)  4,873 376
2,449
Total Materials 85,347
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Bluescape Opportunities Acquisition (5) 20,811 211
Conyers Park III Acquisition (5) 14,651 150
KKR Acquisition Holdings I (5) 23,527 233
Total Miscellaneous 594
REAL ESTATE 1.3%
Equity Real Estate Investment Trusts 1.1%
Alexandria Real Estate Equities, REIT  8,603 1,775
American Campus Communities, REIT  13,999 712
Camden Property Trust, REIT  16,062 2,410
Community Healthcare Trust, REIT  5,527 268
CubeSmart, REIT  13,923 745
EastGroup Properties, REIT  8,071 1,455
Equinix, REIT  795 671
Equity LifeStyle Properties, REIT  20,890 1,777
First Industrial Realty Trust, REIT  6,778 379
Flagship Communities REIT  4,150 75
Great Portland Estates (GBP)  163,485 1,757
JBG SMITH Properties, REIT  18,581 560
Prologis, REIT  88,915 11,973
PS Business Parks, REIT  6,065 954
Rexford Industrial Realty, REIT  13,324 825
Scentre Group (AUD)  577,002 1,200
Welltower, REIT  57,467 5,030
Weyerhaeuser, REIT  6,703 241
32,807
Real Estate Management & Development 0.2%
Altus Group (CAD)  3,100 163
FirstService  10,003 1,861
Mitsui Fudosan (JPY)  122,900 2,821
4,845
Total Real Estate 37,652
UTILITIES 1.4%
Electric Utilities 0.5%
Evergy  12,397 849

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eversource Energy  12,332 1,119
IDACORP  6,122 645
MGE Energy  3,196 257
NextEra Energy  88,716 7,451
Southern  46,004 3,024
13,345
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  181,000 623
Chesapeake Utilities  6,051 791
ONE Gas  11,261 809
Southwest Gas Holdings  12,832 902
3,125
Independent Power & Renewable Electricity Producers 0.1%
AES  43,294 1,034
Electric Power Development (JPY)  58,400 872
NextEra Energy Partners  6,419 513
2,419
Multi-Utilities 0.7%
Ameren  3,881 340
CMS Energy  13,689 878
Dominion Energy  32,910 2,562
Engie (EUR)  230,851 3,308
National Grid (GBP)  174,029 2,251
NorthWestern  5,700 362
Public Service Enterprise Group  5,973 382
Sempra Energy  65,140 8,622
WEC Energy Group  7,946 751
19,456
Water Utilities 0.0%
California Water Service Group  6,765 430
Middlesex Water  4,185 458
SJW Group  7,166 497
1,385
Total Utilities 39,730
Total Miscellaneous Common Stocks  0.0% (12) 864
Total Common Stocks (Cost $775,025) 1,547,541
CONVERTIBLE BONDS 0.0%
Rivian, 7/23/26, Acquisition Date: 7/23/21, Cost $1,390 (5)(8)(9) 1,389,516 1,390
Total Convertible Bonds (Cost $1,390) 1,390

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.2%
Automobiles 0.2%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $181 (5)(8)(9) 16,835 1,196
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $256 (5)(8)(9) 16,502 1,172
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $1,414 (5)(8)(9) 38,377 2,726
5,094
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $246 (5)(8)(9) 9,932 374
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $163 (5)(8)
(9) 4,338 163
Torchys Holdings, Acquisition Date: 11/13/20, Cost $91 (5)(8)(9)
(10) 10,166 91
628
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $133 (5)(8)(9) 22,936 133
133
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $25 (5)(8)(9) 2,220 26
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $4 (5)(8)(9) 390 4
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $41 (5)(8)(9) 3,730 43
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $13 (5)(8)
(9) 1,195 14
87
Total Consumer Discretionary 5,942
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $174 (5)(8)(9) 9,433 586
Total Consumer Staples 586
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64 (5)(8)(9) 23,170 188

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $99 (5)(8)(9) 12,283 99
287
Health Care Equipment & Supplies 0.0%
JAND, Series E, Acquisition Date: 3/9/18, Cost $111 (5)(8)(9) 7,058 230
JAND, Series F, Acquisition Date: 4/3/20, Cost $152 (5)(8)(9) 7,803 255
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (5)(8)(9) 68,919 70
555
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (5)(8)(9) 54,988 199
199
Life Sciences Tools & Services 0.0%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $73 (5)(8)(9) 8,237 73
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $95 (5)(8)(9) 7,007 311
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $145 (5)(8)(9) 3,255 145
529
Total Health Care 1,570
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $74 (5)(8)(9) 1,636 74
74
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $103 (5)(8)(9) 14,525 169
Convoy, Series D, Acquisition Date: 10/30/19, Cost $142 (5)(8)(9) 10,496 123
292
Total Industrials & Business Services 366
INFORMATION TECHNOLOGY 0.2%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(8)(9) 5 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $61 (5)(8)
(9) 2,321 276
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $12 (5)(8)
(9) 116 14
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8 (5)(8)(9) 340 8
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (5)(8)(9) 30 1

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $1 (5)
(8)(9) 40 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $96 (5)(8)(9) 4,280 96
396
Software 0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (5)(8)(9) 3,871 209
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (5)(8)(9) 5,499 297
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (5)(8)(9) 831 183
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (5)(8)
(9) 1,964 433
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $69 (5)(8)(9) 5,632 69
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (5)(8)(9) 7,205 219
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (5)(8)(9) 3,986 58
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $157 (5)
(8)(9) 12,058 157
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $55 (5)(8)(9) 24,051 228
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (5)(8)(9) 4,455 68
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $88 (5)(8)(9) 14,030 202
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $10 (5)(8)(9) 1,110 16
Toast, Series B, Acquisition Date: 9/14/18, Cost $2 (5)(8)(9) 118 18
Toast, Series D, Acquisition Date: 6/27/18, Cost $154 (5)(8)(9) 8,882 1,332
Toast, Series F, Acquisition Date: 2/14/20, Cost $36 (5)(8)(9) 789 118
3,607
Total Information Technology 4,003
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (5)(8)(9) 1,853 88
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (5)(8)(9) 2,982 123
Total Materials 211
UTILITIES 0.1%
Electric Utilities 0.0%
Southern, Series A, 6.75%, 8/1/22  10,919 577
577

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producer 0.1%
AES, 6.875%, 2/15/24  11,152 1,107
1,107
Total Utilities 1,684
Total Convertible Preferred Stocks (Cost $7,771) 14,362
CORPORATE BONDS 4.0%
AbbVie, 2.95%, 11/21/26  335,000 361
AbbVie, 3.20%, 11/21/29  170,000 186
AbbVie, 4.05%, 11/21/39  320,000 375
AbbVie, 4.25%, 11/21/49  295,000 358
AbbVie, 4.70%, 5/14/45  520,000 652
AbbVie, 4.875%, 11/14/48  885,000 1,158
Adani Electricity Mumbai, 3.949%, 2/12/30  950,000 965
AerCap Ireland Capital, 3.50%, 1/15/25  150,000 158
AerCap Ireland Capital, 4.875%, 1/16/24  380,000 412
AerCap Ireland Capital, 6.50%, 7/15/25  265,000 309
AIA Group, 3.90%, 4/6/28 (1)(7) 665,000 752
Aker, 2.875%, 1/15/26 (1) 150,000 158
Alexandria Real Estate Equities, 3.95%, 1/15/28  595,000 674
Alexandria Real Estate Equities, 4.70%, 7/1/30  85,000 102
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
American Campus Communities Operating Partnership, 2.85%,
2/1/30  615,000 639
American Campus Communities Operating Partnership, 3.30%,
7/15/26  170,000 183
American Campus Communities Operating Partnership, 3.625%,
11/15/27  380,000 416
Anglo American Capital, 4.125%, 9/27/22 (1) 200,000 207
Anheuser-Busch InBev Worldwide, 4.439%, 10/6/48  90,000 109
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  905,000 1,118
APT Pipelines, 4.25%, 7/15/27 (1) 210,000 239
Arrow Electronics, 4.00%, 4/1/25  395,000 429
Astrazeneca Finance, 1.75%, 5/28/28  295,000 299
Astrazeneca Finance, 2.25%, 5/28/31  95,000 98
AT&T, 2.25%, 2/1/32  970,000 961
AT&T, 2.30%, 6/1/27  320,000 332
AT&T, 2.55%, 12/1/33 (1) 1,145,000 1,147
AT&T, 2.75%, 6/1/31  340,000 356
AT&T, 4.30%, 2/15/30  215,000 250
Ausgrid Finance, 3.85%, 5/1/23 (1)(7) 245,000 255
Ausgrid Finance, 4.35%, 8/1/28 (1) 385,000 439
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 675,000 705

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 95,000 103
Avolon Holdings Funding, 4.375%, 5/1/26 (1) 240,000 261
Baidu, 2.875%, 7/6/22  610,000 621
Baidu, 3.875%, 9/29/23  420,000 445
Banco Santander, 3.49%, 5/28/30  200,000 217
Bank of America, 3.248%, 10/21/27  1,885,000 2,058
Bank of America, VR, 1.898%, 7/23/31 (13) 1,100,000 1,075
Bank of America, VR, 2.496%, 2/13/31 (13) 750,000 772
Bank of America, VR, 2.592%, 4/29/31 (13) 445,000 461
Bank of America, VR, 3.419%, 12/20/28 (13) 70,000 77
Bank of America, VR, 3.559%, 4/23/27 (13) 190,000 209
Bank of America, VR, 4.271%, 7/23/29 (13) 715,000 822
Barclays, VR, 2.852%, 5/7/26 (13) 515,000 544
Barclays, VR, 3.932%, 5/7/25 (13) 380,000 409
BAT Capital, 3.557%, 8/15/27  1,025,000 1,108
BAT International Finance, 1.668%, 3/25/26  135,000 135
BBVA Bancomer, 4.375%, 4/10/24 (1) 550,000 597
Becton Dickinson & Company, 1.957%, 2/11/31  405,000 398
Becton Dickinson & Company, 2.823%, 5/20/30  250,000 265
Becton Dickinson & Company, 3.70%, 6/6/27  820,000 912
Becton Dickinson & Company, 3.734%, 12/15/24  82,000 89
Becton Dickinson & Company, 3.794%, 5/20/50  295,000 335
Becton Dickinson & Company, 4.669%, 6/6/47  738,000 932
BNP Paribas, VR, 1.323%, 1/13/27 (1)(13) 790,000 780
Boardwalk Pipelines, 3.40%, 2/15/31  300,000 319
Boardwalk Pipelines, 4.45%, 7/15/27  85,000 96
Boardwalk Pipelines, 4.95%, 12/15/24  375,000 417
Boardwalk Pipelines, 5.95%, 6/1/26  495,000 584
Booking Holdings, 4.625%, 4/13/30  170,000 203
Boral Finance, 3.00%, 11/1/22 (1) 60,000 61
Boral Finance, 3.75%, 5/1/28 (1) 1,150,000 1,240
Boston Properties, 3.25%, 1/30/31  160,000 172
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 370
Brixmor Operating Partnership, 4.05%, 7/1/30  120,000 136
Brixmor Operating Partnership, 4.125%, 5/15/29  715,000 814
Cameron LNG, 2.902%, 7/15/31 (1) 140,000 150
Cameron LNG, 3.302%, 1/15/35 (1) 155,000 167
Cameron LNG, 3.701%, 1/15/39 (1) 115,000 127
Capital One Financial, 3.65%, 5/11/27  670,000 746
Capital One Financial, 3.75%, 3/9/27  345,000 385
Cardinal Health, 4.50%, 11/15/44  80,000 92
Cardinal Health, 4.90%, 9/15/45  85,000 103
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 650,000 710
Charter Communications Operating, 2.30%, 2/1/32  580,000 564
Charter Communications Operating, 2.80%, 4/1/31  770,000 788
Charter Communications Operating, 3.75%, 2/15/28  645,000 713

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charter Communications Operating, 4.20%, 3/15/28  335,000 379
Charter Communications Operating, 4.80%, 3/1/50  115,000 134
Charter Communications Operating, 5.125%, 7/1/49  140,000 168
Charter Communications Operating, 5.75%, 4/1/48  25,000 32
Charter Communications Operating, 6.484%, 10/23/45  90,000 126
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  365,000 400
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  110,000 128
Cigna, 2.375%, 3/15/31  215,000 221
Cigna, 3.40%, 3/1/27  80,000 88
Citigroup, VR, 3.106%, 4/8/26 (13) 365,000 390
CNO Financial Group, 5.25%, 5/30/25  152,000 172
Comcast, 3.25%, 11/1/39  445,000 483
Country Garden Holdings, 5.125%, 1/17/25  200,000 207
Country Garden Holdings, 6.15%, 9/17/25  400,000 434
Crown Castle Towers, 3.663%, 5/15/25 (1) 725,000 766
CVS Health, 1.30%, 8/21/27  295,000 291
CVS Health, 1.875%, 2/28/31  260,000 254
CVS Health, 2.70%, 8/21/40  70,000 68
CVS Health, 3.625%, 4/1/27  685,000 759
CVS Health, 4.25%, 4/1/50  405,000 492
CVS Health, 5.05%, 3/25/48  1,350,000 1,788
Daimler Finance North America, 2.45%, 3/2/31 (1) 160,000 165
Danske Bank, 5.375%, 1/12/24 (1) 510,000 562
Danske Bank, VR, 3.001%, 9/20/22 (1)(13) 200,000 201
Danske Bank, VR, 3.244%, 12/20/25 (1)(13) 205,000 218
Diamondback Energy, 3.25%, 12/1/26  430,000 460
Discover Financial Services, 4.10%, 2/9/27  480,000 540
Ecolab, 4.80%, 3/24/30  30,000 37
Edison International, 4.95%, 4/15/25  25,000 27
Enel Finance International, 3.625%, 5/25/27 (1) 705,000 782
Energy Transfer, 2.90%, 5/15/25  140,000 147
Energy Transfer, 3.75%, 5/15/30  535,000 580
Energy Transfer, 4.20%, 4/15/27  245,000 270
Energy Transfer, 4.50%, 4/15/24  95,000 103
Energy Transfer, 4.95%, 6/15/28  145,000 168
Energy Transfer, 5.00%, 5/15/50  70,000 82
Energy Transfer, 5.25%, 4/15/29  210,000 247
Energy Transfer, 5.50%, 6/1/27  280,000 330
Energy Transfer, 5.875%, 1/15/24  255,000 281
Energy Transfer, 6.00%, 6/15/48  520,000 660
Energy Transfer, 6.25%, 4/15/49  95,000 126
Eni, Series X-R, 4.75%, 9/12/28 (1) 450,000 528
Equitable Holdings, 4.35%, 4/20/28  495,000 568
Falabella, 4.375%, 1/27/25  900,000 972
General Motors Financial, 4.00%, 10/6/26  175,000 193
General Motors Financial, 4.30%, 7/13/25  385,000 425

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Motors Financial, 4.35%, 4/9/25  170,000 187
General Motors Financial, 5.10%, 1/17/24  435,000 476
GLP Capital, 3.35%, 9/1/24  100,000 106
Goldman Sachs Group, 3.50%, 11/16/26  280,000 305
Goldman Sachs Group, VR, 1.542%, 9/10/27 (13) 410,000 412
Goldman Sachs Group, VR, 2.615%, 4/22/32 (13) 3,465,000 3,574
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 35,000 36
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 115,000 119
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 45,000 48
Hasbro, 3.55%, 11/19/26  195,000 214
Healthcare Realty Trust, 2.05%, 3/15/31  150,000 148
Healthcare Realty Trust, 3.625%, 1/15/28  440,000 486
Healthpeak Properties, 2.875%, 1/15/31  55,000 58
Healthpeak Properties, 3.50%, 7/15/29  60,000 67
Highwoods Realty, 3.05%, 2/15/30  560,000 591
Highwoods Realty, 4.125%, 3/15/28  430,000 484
HSBC Holdings, 3.90%, 5/25/26  565,000 627
HSBC Holdings, VR, 1.645%, 4/18/26 (13) 205,000 207
HSBC Holdings, VR, 2.099%, 6/4/26 (13) 435,000 447
Humana, 2.15%, 2/3/32  145,000 145
Humana, 4.875%, 4/1/30  365,000 442
Hyundai Capital America, 1.80%, 10/15/25 (1) 195,000 198
ING Groep, VR, 1.726%, 4/1/27 (13) 200,000 202
Intercontinental Exchange, 1.85%, 9/15/32  1,045,000 1,007
Intercontinental Exchange, 2.10%, 6/15/30  1,100,000 1,106
Intercontinental Exchange, 2.65%, 9/15/40  120,000 117
JPMorgan Chase, VR, 1.578%, 4/22/27 (13) 1,810,000 1,823
JPMorgan Chase, VR, 1.953%, 2/4/32 (13) 1,195,000 1,170
JPMorgan Chase, VR, 2.182%, 6/1/28 (13) 510,000 526
JPMorgan Chase, VR, 2.522%, 4/22/31 (13) 425,000 440
JPMorgan Chase, VR, 2.739%, 10/15/30 (13) 320,000 337
JPMorgan Chase, VR, 2.956%, 5/13/31 (13) 1,620,000 1,710
Kookmin Bank, 4.50%, 2/1/29  500,000 575
Las Vegas Sands, 3.20%, 8/8/24  105,000 109
Las Vegas Sands, 3.50%, 8/18/26  170,000 179
Longfor Group Holdings, 3.95%, 9/16/29  550,000 591
LSEGA Financing, 2.00%, 4/6/28 (1) 810,000 824
LSEGA Financing, 2.50%, 4/6/31 (1) 285,000 293
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 212
Marsh & McLennan, 2.25%, 11/15/30  140,000 143
Micron Technology, 4.185%, 2/15/27  425,000 481
Micron Technology, 5.327%, 2/6/29  180,000 218
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 620,000 673
Morgan Stanley, VR, 1.593%, 5/4/27 (13) 2,565,000 2,592
Morgan Stanley, VR, 1.928%, 4/28/32 (13) 770,000 753
Morgan Stanley, VR, 3.217%, 4/22/42 (13) 110,000 118

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley, VR, 4.431%, 1/23/30 (13) 150,000 175
Netflix, 4.625%, 5/15/29 (EUR)  500,000 742
NiSource, 1.70%, 2/15/31  245,000 235
NiSource, 3.60%, 5/1/30  275,000 305
NRG Energy, 4.45%, 6/15/29 (1) 205,000 230
NTT Finance, 1.591%, 4/3/28 (1) 475,000 475
NTT Finance, 2.065%, 4/3/31 (1) 200,000 205
NXP, 2.70%, 5/1/25 (1) 35,000 37
NXP, 3.15%, 5/1/27 (1) 75,000 81
NXP, 5.35%, 3/1/26 (1) 170,000 198
Oracle, 2.30%, 3/25/28  235,000 242
Pacific Gas & Electric, 2.10%, 8/1/27  175,000 169
Pacific Gas & Electric, 2.50%, 2/1/31  440,000 414
Pacific Gas & Electric, 3.30%, 8/1/40  365,000 337
Pacific Gas & Electric, 4.55%, 7/1/30  1,025,000 1,090
PerkinElmer, 3.30%, 9/15/29  165,000 179
Perrigo Finance Unlimited, 3.15%, 6/15/30  385,000 397
Perrigo Finance Unlimited, 3.90%, 12/15/24  310,000 331
Perrigo Finance Unlimited, 4.375%, 3/15/26  400,000 436
Prologis, 1.25%, 10/15/30  140,000 133
Regency Centers, 3.60%, 2/1/27  300,000 331
Regency Centers, 3.70%, 6/15/30  95,000 106
Reliance Industries, 3.667%, 11/30/27  925,000 1,017
Reynolds American, 4.45%, 6/12/25  360,000 399
Ross Stores, 1.875%, 4/15/31  315,000 308
Sabine Pass Liquefaction, 4.50%, 5/15/30  70,000 81
Sabine Pass Liquefaction, 5.00%, 3/15/27  910,000 1,051
Sabine Pass Liquefaction, 5.75%, 5/15/24  150,000 167
Sabine Pass Liquefaction, 5.875%, 6/30/26  210,000 248
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (13) 930,000 934
SBA Tower Trust, 1.631%, 11/15/26 (1) 210,000 210
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 78
SBA Tower Trust, 2.836%, 1/15/25 (1) 390,000 407
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/8/24 (1) 605,000 637
Siemens Financieringsmaatschappij, 1.70%, 3/11/28 (1) 250,000 252
Siemens Financieringsmaatschappij, 2.15%, 3/11/31 (1) 510,000 520
Simon Property Group, 2.65%, 7/15/30  290,000 302
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 200,000 212
Standard Chartered, VR, 4.644%, 4/1/31 (1)(13) 320,000 375
T-Mobile USA, 2.05%, 2/15/28  205,000 208
T-Mobile USA, 3.75%, 4/15/27  1,345,000 1,489
Tengizchevroil Finance International, 4.00%, 8/15/26  675,000 733
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  545,000 616
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  495,000 603
Transurban Finance, 2.45%, 3/16/31 (1) 210,000 214
Transurban Finance, 3.375%, 3/22/27 (1) 540,000 589

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trinity Acquisition, 4.40%, 3/15/26  335,000 377
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  124,239 124
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  76,888 77
UnitedHealth Group, 2.00%, 5/15/30  945,000 959
UnitedHealth Group, 2.75%, 5/15/40  70,000 72
Valero Energy, 2.15%, 9/15/27  140,000 142
Vanke Real Estate Hong Kong, 5.35%, 3/11/24  900,000 983
VEREIT Operating Partnership, 2.20%, 6/15/28  75,000 77
VEREIT Operating Partnership, 2.85%, 12/15/32  375,000 397
VEREIT Operating Partnership, 3.10%, 12/15/29  625,000 671
VEREIT Operating Partnership, 3.40%, 1/15/28  75,000 82
VEREIT Operating Partnership, 3.95%, 8/15/27  399,000 449
Verizon Communications, 1.75%, 1/20/31  415,000 401
Verizon Communications, 2.10%, 3/22/28  240,000 247
Verizon Communications, 2.55%, 3/21/31  375,000 386
Verizon Communications, 2.65%, 11/20/40  340,000 331
Verizon Communications, 2.987%, 10/30/56  1,665,000 1,604
Verizon Communications, 4.329%, 9/21/28  665,000 774
Verizon Communications, 4.522%, 9/15/48  250,000 314
Verizon Communications, 4.75%, 11/1/41  235,000 294
Vistra Operations, 3.55%, 7/15/24 (1) 705,000 744
Vodafone Group, 4.375%, 5/30/28  255,000 296
Vodafone Group, 5.25%, 5/30/48  885,000 1,177
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  300,000 394
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 385,000 384
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 600,000 648
Wells Fargo, 4.30%, 7/22/27  290,000 333
Wells Fargo, VR, 2.393%, 6/2/28 (13) 1,860,000 1,936
Wells Fargo, VR, 2.572%, 2/11/31 (13) 2,545,000 2,637
Wells Fargo, VR, 2.879%, 10/30/30 (13) 850,000 904
Westlake Chemical, 1.625%, 7/17/29 (EUR)  177,000 221
Williams, 5.10%, 9/15/45  365,000 454
Woodside Finance, 3.65%, 3/5/25 (1) 470,000 502
Woodside Finance, 3.70%, 9/15/26 (1) 439,000 478
Woodside Finance, 3.70%, 3/15/28 (1) 520,000 563
Yili Holding Investment, 1.625%, 11/19/25  1,155,000 1,157
Total Corporate Bonds (Cost $114,028) 119,499
EQUITY MUTUAL FUNDS 9.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 2,779,350 134,910
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 8,129,630 88,450
T. Rowe Price Real Assets Fund - I Class (3) 3,250,669 47,915
Total Equity Mutual Funds (Cost $198,029) 271,275

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
Equate Petrochemical, 4.25%, 11/3/26  675,000 751
NBN, 2.625%, 5/5/31 (1) 315,000 325
Perusahaan Listrik Negara, 4.125%, 5/15/27 (1) 550,000 604
QNB Finance, 2.75%, 2/12/27  600,000 632
Saudi Arabian Oil, 3.50%, 4/16/29 (1) 550,000 600
Saudi Electricity Global Sukuk, 4.723%, 9/27/28  500,000 589
State Grid Overseas Investment, 2.75%, 5/4/22 (1) 1,060,000 1,075
Total Foreign Government Obligations & Municipalities (Cost
$4,478) 4,576
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 0.976%, 9/15/34 (1) 317,821 318
Angel Oak Mortgage Trust, Series 2019-3, Class A3, CMO, ARM,
3.238%, 5/25/59 (1) 133,102 133
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 113,935 115
Angel Oak Mortgage Trust, Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 316,474 317
Angel Oak Mortgage Trust I, Series 2019-1, Class A2, CMO, ARM,
4.022%, 11/25/48 (1) 54,111 55
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 171,013 172
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.346%, 9/15/32 (1) 190,000 189
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, ARM, 1M
USD LIBOR + 1.80%, 1.896%, 9/15/32 (1) 230,000 229
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR + 1.45%, 1.55%, 9/15/38 (1) 235,000 235
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A,
CMO, ARM, 3.50%, 1/28/58 (1) 142,746 144
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 723,024 736
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1,
Class A1, CMO, ARM, 3.00%, 3/28/57 (1) 30,630 31
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 2.256%, 11/15/34 (1) 195,000 189
Benchmark Mortgage Trust, Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  225,000 251

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 1.096%, 4/15/34 (1) 535,000 535
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class
C, ARM, 3.793%, 11/15/52  235,000 247
CIM Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%,
8/25/49 (1) 94,228 96
CIM Trust, Series 2020-INV1, Class A2, CMO, ARM, 2.50%,
4/25/50 (1) 397,884 406
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 474,230 483
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  380,000 405
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class
A5, 3.137%, 2/10/48  225,000 240
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class AS,
3.764%, 10/12/50  405,000 446
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class C,
ARM, 4.827%, 3/10/51  275,000 287
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A,
2.647%, 12/10/41 (1) 1,000,000 1,050
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.746%, 11/15/37 (1) 181,853 182
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 106,948 107
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 171,163 172
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  230,000 252
Commercial Mortgage Trust, Series 2015-LC21, Class B, ARM,
4.478%, 7/10/48  500,000 547
Commercial Mortgage Trust, Series 2016-CR28, Class A4,
3.762%, 2/10/49  430,000 475
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  308,304 329
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 1.434%, 9/25/29  479,658 483
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.184%, 11/25/29  562,545 556
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 1.084%, 2/25/30  276,679 275
Connecticut Avenue Securities, Series 2018-C01, Class 1ED2,
CMO, ARM, 1M USD LIBOR + 0.85%, 0.934%, 7/25/30  473,739 474
Connecticut Avenue Securities, Series 2018-C02, Class 2EB2,
CMO, ARM, 1M USD LIBOR + 0.90%, 0.984%, 8/25/30  238,903 235
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 210,000 218

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS,
3.278%, 9/15/52  230,000 250
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class B,
3.48%, 9/15/52  270,000 286
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45 (1) 430,000 435
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 185,070 185
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, CMO,
ARM, 2.739%, 11/25/59 (1) 179,073 182
Ellington Financial Mortgage Trust, Series 2021-2, Class A2, CMO,
ARM, 1.085%, 6/25/66 (1) 341,494 341
FirstKey Mortgage Trust, Series 2014-1, Class B2, CMO, ARM,
3.905%, 11/25/44 (1) 104,179 105
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 0.934%, 3/25/50 (1) 111,152 111
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO, ARM,
2.50%, 6/25/51 (1) 399,176 406
FREMF Mortgage Trust, Series 2018-K73, Class B, ARM, 3.984%,
2/25/51 (1) 555,000 613
FREMF Mortgage Trust, Series 2018-K731, Class B, ARM, 4.065%,
2/25/25 (1) 605,000 655
FREMF Mortgage Trust, Series 2019-K100, Class B, ARM, 3.61%,
11/25/52 (1) 600,000 652
FREMF Mortgage Trust, Series 2019-K92, Class B, ARM, 4.337%,
5/25/52 (1) 195,000 222
FREMF Mortgage Trust, Series 2019-K98, Class B, ARM, 3.861%,
10/25/52 (1) 280,000 310
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 194,271 195
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 79,174 80
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 84,281 86
Galton Funding Mortgage Trust, Series 2019-2, Class A42, CMO,
ARM, 3.50%, 6/25/59 (1) 10,349 10
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, CMO,
ARM, 2.657%, 10/25/59 (1) 67,315 68
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 384,399 388
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO,
ARM, 2.31%, 1/25/60 (1) 140,721 143
GCAT Trust, Series 2021-NQM4, Class A3, CMO, ARM, 1.556%,
8/25/66 (1) 205,000 205
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD
LIBOR + 1.034%, 1.13%, 12/15/36 (1) 370,000 370

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 1.729%, 12/15/36 (1) 335,000 334
GS Mortgage Securities Trust, Series 2015-GC28, Class AS,
3.759%, 2/10/48  305,000 329
GS Mortgage Securities Trust, Series 2017-GS8, Class C, ARM,
4.48%, 11/10/50  775,000 845
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.66%, 7/25/44 (1) 13,196 13
GS Mortgage-Backed Securities Trust, Series 2019-PJ1, Class A8,
CMO, ARM, 4.00%, 8/25/49 (1) 138,026 139
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.983%, 10/25/50 (1) 278,179 284
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 359,837 365
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 365,000 370
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (1) 216,600 221
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
CMO, ARM, 1.657%, 5/25/65 (1) 187,564 189
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 700,198 711
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 195,000 195
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 154
JPMorgan Mortgage Trust, Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 256,274 261
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 153,781 156
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 177,746 181
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 140,731 144
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 65,420 66
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 143,924 147
KIND Trust, Series 2021-KIND, Class B, ARM, 1M USD LIBOR +
1.35%, 1.45%, 8/15/38 (1) 685,000 685
MFA Trust, Series 2021-NQM2, Class A1, CMO, ARM, 1.029%,
11/25/64 (1) 254,588 254
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, CMO,
ARM, 2.50%, 4/25/57 (1) 21,282 21
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  225,000 238

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  125,000 137
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  320,000 351
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS, ARM,
4.166%, 5/15/48  55,000 60
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 353,506 358
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class
A1, CMO, ARM, 2.464%, 1/26/60 (1) 189,486 191
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 155,450 161
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 112,203 114
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 313,437 322
OBX Trust, Series 2020-EXP1, Class 2A1, CMO, ARM, 1M USD
LIBOR + 0.75%, 0.834%, 2/25/60 (1) 106,426 106
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 371,625 376
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 295,000 295
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (1) 9,450 9
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.472%, 4/25/43  258,214 263
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.831%, 8/25/47 (1) 220,882 227
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 111,816 113
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 2/25/48 (1) 31,874 32
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 82,845 84
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 73,716 75
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 73,662 74
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class
A1, CMO, ARM, 4.121%, 10/25/48 (1) 208,176 211
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3,
Class M3, CMO, ARM, 1M USD LIBOR + 4.70%, 4.784%, 4/25/28  407,890 419
Structured Agency Credit Risk Debt Notes, Series 2016-HQA3,
Class M2, CMO, ARM, 1M USD LIBOR + 1.35%, 1.434%, 3/25/29  8,290 8
Structured Agency Credit Risk Debt Notes, Series 2017-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 1.20%, 1.284%,
10/25/29  105,448 105

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2018-DNA1,
Class M2AT, CMO, ARM, 1M USD LIBOR + 1.05%, 1.134%,
7/25/30  359,740 358
Structured Agency Credit Risk Debt Notes, Series 2018-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 0.80%, 0.884%,
12/25/30 (1) 86,206 86
Structured Agency Credit Risk Debt Notes, Series 2018-DNA3,
Class M1, CMO, ARM, 1M USD LIBOR + 0.75%, 0.834%,
9/25/48 (1) 378 —
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2AS, CMO, ARM, 1M USD LIBOR + 1.10%, 1.184%,
9/25/30  258,309 259
Structured Agency Credit Risk Debt Notes, Series 2018-HRP2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.25%, 1.334%,
2/25/47 (1) 293,003 293
Structured Agency Credit Risk Debt Notes, Series 2020-DNA5,
Class M2, CMO, ARM, SOFR30A + 2.80%, 2.85%, 10/25/50 (1) 420,000 425
Structured Agency Credit Risk Debt Notes, Series 2020-HQA5,
Class M1, CMO, ARM, SOFR30A + 1.10%, 1.15%, 11/25/50 (1) 66,461 67
Structured Agency Credit Risk Debt Notes, Series 2021-DNA5,
Class M2, CMO, ARM, SOFR30A + 1.65%, 1.70%, 1/25/34 (1) 195,000 196
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 303,964 305
Towd Point Mortgage Trust, Series 2015-4, Class M1, CMO, ARM,
3.75%, 4/25/55 (1) 575,000 587
Towd Point Mortgage Trust, Series 2016-1, Class A1B, CMO, ARM,
2.75%, 2/25/55 (1) 7,380 7
Towd Point Mortgage Trust, Series 2016-1, Class A3B, CMO, ARM,
3.00%, 2/25/55 (1) 57,927 58
Towd Point Mortgage Trust, Series 2016-2, Class A1A, CMO, ARM,
2.75%, 8/25/55 (1) 40,632 41
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 35,248 36
Towd Point Mortgage Trust, Series 2017-2, Class A1, CMO, ARM,
2.75%, 4/25/57 (1) 38,096 39
Towd Point Mortgage Trust, Series 2017-5, Class A1, CMO, ARM,
1M USD LIBOR + 0.60%, 0.684%, 2/25/57 (1) 67,597 68
Verus Securitization Trust, Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 206,623 208
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 127,196 129
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 443,415 449
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 383,262 389
Verus Securitization Trust, Series 2020-1, Class A3, CMO, STEP,
2.724%, 1/25/60 (1) 327,681 332

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 104
Vista Point Securitization Trust, Series 2020-1, Class A1, CMO,
ARM, 1.763%, 3/25/65 (1) 125,843 126
Vista Point Securitization Trust, Series 2020-2, Class M1, CMO,
ARM, 3.401%, 4/25/65 (1) 235,000 242
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class
C, ARM, 4.435%, 7/15/58  95,000 101
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  695,000 742
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,165,000 1,281
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class
B, 3.671%, 12/15/52  200,000 220
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.584%, 9/15/31 (1) 570,000 580
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A17, CMO, ARM, 2.50%, 12/25/50 (1) 726,276 736
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  430,000 464
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 420,000 461
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$36,816) 37,694
PRIVATE INVESTMENT COMPANIES 4.1%
Blackstone Partners Offshore Fund (5)(9) 90,580 120,902
Total Private Investment Companies (Cost $90,580) 120,902
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.1%
U.S. Government Agency Obligations 2.1%
Federal Home Loan Mortgage
2.50%, 4/1/30  166,243 175
3.00%, 12/1/42 - 2/1/47  1,604,952 1,718
3.50%, 8/1/42 - 3/1/46  1,286,246 1,396
4.00%, 8/1/40 - 12/1/41  576,687 635
4.50%, 6/1/39 - 10/1/41  418,364 466
5.00%, 1/1/24 - 8/1/40  156,025 176
6.00%, 8/1/22 - 8/1/38  117,895 139
6.50%, 11/1/29 - 7/1/35  17,955 20
7.00%, 10/1/25 - 6/1/32  5,859 6

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 1.975%, 7/1/35  2,737 3
12M USD LIBOR + 1.75%, 2.125%, 2/1/35  16,983 18
12M USD LIBOR + 1.785%, 2.285%, 9/1/32  600 1
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  15,474 16
12M USD LIBOR + 1.842%, 2.216%, 1/1/37  11,679 12
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  262,539 43
Federal Home Loan Mortgage, UMBS
2.00%, 1/1/36 - 9/1/36  1,339,123 1,390
2.50%, 5/1/51 - 8/1/51  483,754 505
3.00%, 5/1/31 - 12/1/50  512,249 545
3.50%, 11/1/47 - 11/1/50  400,004 430
4.00%, 1/1/50 - 2/1/50  404,774 435
4.50%, 5/1/50  63,326 69
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  129,358 138
3.50%, 6/1/42 - 5/1/46  1,487,489 1,613
4.00%, 11/1/40  357,658 392
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.873%, 2.123%, 8/1/36  17,212 18
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  44,599 45
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  3,649 1
Federal National Mortgage Assn., UMBS
2.00%, 5/1/36 - 6/1/36  1,035,116 1,074
2.50%, 1/1/32 - 8/1/51  1,748,335 1,830
3.00%, 8/1/27 - 4/1/51  9,768,068 10,404
3.50%, 11/1/32 - 7/1/50  4,243,243 4,556
4.00%, 11/1/40 - 12/1/49  3,846,218 4,190
4.50%, 4/1/26 - 5/1/50  1,983,892 2,190
5.00%, 9/1/23 - 12/1/47  592,625 674
5.50%, 11/1/34 - 9/1/41  586,887 679
6.00%, 3/1/33 - 1/1/41  387,272 457
6.50%, 8/1/23 - 5/1/40  308,876 359
7.00%, 9/1/30 - 4/1/32  4,561 5
UMBS, TBA(14)
2.00%, 9/1/51  10,770,000 10,918
2.50%, 9/1/51  8,225,000 8,542
3.00%, 9/1/51  1,900,000 1,987
4.00%, 9/1/51  1,245,000 1,334
4.50%, 9/1/51  1,220,000 1,319
60,923
U.S. Government Obligations 1.0%
Government National Mortgage Assn.
2.50%, 6/20/51 - 7/20/51  3,104,868 3,222
3.00%, 9/15/42 - 7/20/51  4,885,353 5,129

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 11/20/42 - 4/20/48  4,077,759 4,368
4.00%, 2/20/41 - 10/20/50  1,906,396 2,043
4.50%, 11/20/39 - 1/20/47  535,598 596
5.00%, 7/20/39 - 6/20/48  927,943 1,033
5.50%, 10/20/32 - 3/20/49  811,366 909
6.00%, 8/20/34 - 12/20/38  258,030 303
6.50%, 10/15/27 - 2/15/29  2,637 3
7.00%, 9/20/27  1,139 1
7.50%, 1/15/30  3,221 3
8.00%, 8/15/24 - 10/20/25  204 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  125,935 130
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  155,803 24
4.00%, 5/20/37 - 2/20/43  159,132 11
4.50%, 12/20/39  5,707 —
Government National Mortgage Assn., TBA(14)
2.00%, 10/20/51  5,020,000 5,115
2.50%, 9/20/51  5,207,000 5,400
3.50%, 9/20/51  1,885,000 1,984
30,274
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $90,065) 91,197
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.6%
U.S. Treasury Obligations 3.6%
U.S. Treasury Bonds, 1.875%, 2/15/41  7,230,000 7,288
U.S. Treasury Bonds, 1.875%, 2/15/51 (15) 6,300,000 6,224
U.S. Treasury Bonds, 2.00%, 8/15/51  4,170,000 4,245
U.S. Treasury Bonds, 2.25%, 5/15/41  6,950,000 7,437
U.S. Treasury Bonds, 2.375%, 5/15/51  3,365,000 3,717
U.S. Treasury Notes, 0.125%, 5/15/23  4,130,000 4,127
U.S. Treasury Notes, 0.125%, 6/30/23  10,425,000 10,417
U.S. Treasury Notes, 0.125%, 1/15/24  5,620,000 5,599
U.S. Treasury Notes, 0.125%, 2/15/24 (15) 8,535,000 8,502
U.S. Treasury Notes, 0.25%, 3/15/24  2,700,000 2,696
U.S. Treasury Notes, 0.25%, 5/15/24  6,850,000 6,831
U.S. Treasury Notes, 0.25%, 6/15/24  5,775,000 5,757
U.S. Treasury Notes, 0.375%, 7/15/24  3,360,000 3,359
U.S. Treasury Notes, 0.625%, 7/31/26  5,585,000 5,547
U.S. Treasury Notes, 0.75%, 4/30/26  7,502,500 7,509
U.S. Treasury Notes, 0.75%, 5/31/26 (15) 13,340,000 13,344
U.S. Treasury Notes, 0.75%, 8/31/26  5,311,800 5,305

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
107,904
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $106,190) 107,904
SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.5%
T. Rowe Price Treasury Reserve Fund, 0.04% (3)(16) 134,639,774 134,640
Total Short-Term Investments (Cost $134,640) 134,640
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.07% (3)(16) 840,566 8,406
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 8,406
Total Securities Lending Collateral (Cost $8,406) 8,406
Total Investments in Securities 101.3%
(Cost $2,100,186) $ 2,999,476
Other Assets Less Liabilities (1.3)% (39,742)
Net Assets 100.0% $ 2,959,734
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$75,312 and represents 2.5% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2021.
(7) All or a portion of this security is on loan at August 31, 2021.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $19,892 and represents 0.7% of net assets.
(9) Level 3 in fair value hierarchy.
(10) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(11) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
August 31, 2021, was $153 and was valued at $148 (0.0% of net assets).
(12) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(13) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $36,599 and represents 1.2% of net assets.
(15) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
KRW South Korean Won
NOK Norwegian Krone
PIPE Private Investment in Public Equity
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 10/15/21 @ $4,525.00 299 135,228 (2,253)
Total Options Written (Premiums $(2,529)) $ (2,253)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 * 1,742 35 38 (3)
Barclays Bank, Protection Sold (Relevant
Credit: United Mexican States, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/26 11 — — —
BNP Paribas, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 * 773 15 16 (1)
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/26 * 1,925 33 13 20
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 87 2 — 2
JPMorgan Chase, Protection Sold
(Relevant Credit: United Mexican States,
Baa1*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/26 69 1 — 1
Morgan Stanley, Protection Sold (Relevant
Credit: United Mexican States, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/26 1,850 16 — 16
Total Bilateral Credit Default Swaps, Protection Sold 67 35
Total Bilateral Swaps 67 35
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/26 3,602 391 308 83

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 10,030 275 239 36
Protection Sold (Relevant Credit: Republic
of Chile, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 40 1 1 —
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26 2,306 39 25 14
Protection Sold (Relevant Credit: United
Mexican States, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26 6,536 56 16 40
Total Centrally Cleared Credit Default Swaps,
Protection Sold 173
Total Centrally Cleared Swaps 173
Net payments (receipts) of variation margin to date (170)
Variation margin receivable (payable) on centrally cleared swaps $ 3
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/19/21 USD 454 EUR 385 $ (1)
Citibank 11/19/21 USD 224 EUR 190 (1)
Morgan Stanley 11/19/21 USD 679 EUR 575 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (3)

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 88 MSCI EAFE Index contracts 9/21 (10,347) $ 55
Long, 194 S&P 500 E-Mini Index contracts 9/21 43,849 1,063
Long, 102 U.S. Treasury Long Bond contracts 12/21 16,623 60
Short, 242 U.S. Treasury Notes five year contracts 12/21 (29,940) (21)
Short, 26 U.S. Treasury Notes ten year contracts 12/21 (3,470) (1)
Long, 47 U.S. Treasury Notes two year contracts 12/21 10,355 (1)
Long, 123 Ultra U.S. Treasury Bonds contracts 12/21 24,266 166
Long, 22 Ultra U.S. Treasury Notes ten year contracts 12/21 3,256 (1)
Net payments (receipts) of variation margin to date (1,534)
Variation margin receivable (payable) on open futures contracts $ (214)

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 3.64%  $ (524) $ (2,875) $ 870
T. Rowe Price Inflation Protected Bond Fund - I
Class, 7.21%  — — 3
T. Rowe Price Institutional Emerging Markets
Bond Fund, 3.94%  — 669 896
T. Rowe Price Institutional Emerging Markets
Equity Fund  — (7,121) —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.43%  — (107) 511
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 3.82%  — 625 1,010
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 1.00%  — 624 479
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 6.59%  70 233 —
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — 650 —
T. Rowe Price Real Assets Fund - I Class  — 98 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 1.69%  — 3,462 247
T. Rowe Price Treasury Reserve Fund, 0.04% — — 12
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ (454)# $ (3,742) $ 4,028+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Dynamic Global
Bond Fund - I Class, 3.64%  $ 119,935 $ 870 $ 24,023 $ 93,907
T. Rowe Price Inflation
Protected Bond Fund - I Class,
7.21%  7 — — 7
T. Rowe Price Institutional
Emerging Markets Bond Fund,
3.94%  79,608 897 — 81,174
T. Rowe Price Institutional
Emerging Markets Equity Fund  133,031 9,000 — 134,910
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.43%  51,260 1,411 — 52,564
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
3.82%  77,757 3,009 — 81,391
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 1.00%  126,296 478 — 127,398
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 6.59%  33,211 — 11,430 22,014
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  — 87,800 — 88,450
T. Rowe Price Real Assets Fund
- I Class  47,817 — — 47,915
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
1.69%  49,593 247 — 53,302
T. Rowe Price Treasury Reserve
Fund, 0.04% 162,267  ¤  ¤ 134,640
T. Rowe Price Short-Term Fund,
0.07% 11,853  ¤  ¤ 8,406
Total $ 926,078^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,028 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $845,698.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum Moderate Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Spectrum Moderate Allocation Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes

T. ROWE PRICE Spectrum Moderate Allocation Fund

available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 389,203 $ — $ 389,203
Bond Mutual Funds 511,757 — — 511,757
Common Stocks 1,179,591 365,353 2,597 1,547,541
Convertible Bonds — — 1,390 1,390
Convertible Preferred Stocks — 1,684 12,678 14,362
Equity Mutual Funds 271,275 — — 271,275
Private Investment Companies — — 120,902 120,902
Short-Term Investments 134,640 — — 134,640
Securities Lending Collateral 8,406 — — 8,406
Total Securities 2,105,669 756,240 137,567 2,999,476
Swaps* — 275 — 275
Futures Contracts* 1,344 — — 1,344
Total $ 2,107,013 $ 756,515 $ 137,567 $ 3,001,095
Liabilities
Options Written $ — $ 2,253 $ — $ 2,253
Swaps* — — — —
Forward Currency Exchange
Contracts — 3 — 3
Futures Contracts* 24 — — 24
Total $ 24 $ 2,256 $ — $ 2,280

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at August 31, 2021, totaled $3,043,000 for the period ended
August 31, 2021.
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
8/31/21
Investment in Securities
Common Stocks $ 2,861 $ (173) $ 133 $ (224) $ 2,597
Convertible Bonds — — 1,390 — 1,390
Convertible Preferred Stocks 8,563 3,648 797 (330) 12,678
Private Investment Companies 135,998 1,904 — (17,000) 120,902
Total $ 147,422 $ 5,379 $ 2,320 $ (17,554) $ 137,567

T. ROWE PRICE Spectrum Moderate Allocation Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 2,597 Recent
comparable
transaction
price(s)
—# —# —# —#
Rate of return 15% 15% Increase
Market
comparable
Enterprise
value to sales
multiple
4.8x
– 6.8x
6.0x Increase
Sales growth
rate
11%
- 27%
23% Increase
Projected
enterprise
value to
EBITDA
multiple
12.7x 12.7x Increase
Enterprise
value to gross
profit multiple
8.8x
– 15.4x
10.4x Increase
Gross profit
growth rate
13%
- 27%
23% Increase
Enterprise
value to
EBITDA
multiple
10.8x 10.8x Increase
Price to
tangible book
value multiple
1.7x
– 1.9x
1.8x Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Tangible book
value growth
rate
36% 36% Increase
Segment-
based price-
to-earnings
multiple
11.5x
– 36.4x
23.5x Increase
Whole
company
price-to-
earnings
multiple
21.3x 21.3x Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
volatility 38% 38% Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Convertible
Preferred
Stocks
$ 12,678 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F102-054Q1 08/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
5.7x
– 6.8x
6.3x Increase
Sales growth
rate
27% 27% Increase
Enterprise
value to gross
profit multiple
8.8x
– 10.5x
9.7x Increase
Gross profit
growth rate
27% 27% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bond
$ 1,390 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Investment
Companies
$ 120,902 Rollforward of
Investee NAV
Estimated
return
-0.19% -0.19% Decrease